Warrants (Details)	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Shares available to purchase with warrants
Outstanding, December 31, 2017 | shares
Issued | shares	40,000
Exercised | shares
Forfeited | shares
Expired | shares
Outstanding, December 31, 2018 | shares	40,000
Exercisable, December 31, 2018 | shares	40,000
Weighted Average Price
Outstanding, December 31, 2017
Issued	7.50
Exercised
Forfeited
Expired
Outstanding, December 31, 2018	7.50
Exercisable, December 31, 2018	7.50
Weighted Average Fair Value
Outstanding, December 31, 2017
Issued	0.19
Exercised
Forfeited
Expired
Outstanding, December 31, 2018	0.19
Exercisable, December 31, 2018	$ 0.19
Aggregate Intrinsic Value
Aggregate Intrinsic Value | $
Aggregate Intrinsic Value, exercisable | $